Credit Suisse Commodity Return Strategy Fund

Consolidated Schedule of Investments

July 31, 2021 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value
UNITED STATES AGENCY OBLIGATIONS (41.7%)
$5,800	Federal Farm Credit Banks, USBMMY3M + 0.115% (1)	(AA+, Aaa)	02/24/22	0.165	$5,803,718
28,000	Federal Farm Credit Banks, USBMMY3M + 0.270% (1)	(AA+, Aaa)	05/16/22	0.320	28,058,929
40,000	Federal Farm Credit Banks, SOFR + 0.310% (1)	(AA+, Aaa)	11/07/22	0.360	40,156,458
20,000	Federal Farm Credit Banks, USBMMY3M + 0.420% (1)	(AA+, Aaa)	11/07/22	0.470	20,103,480
10,000	Federal Farm Credit Banks, FEDL01 + 0.030% (1)	(AA+, Aaa)	03/09/23	0.130	10,005,171
61,000	Federal Farm Credit Banks, USBMMY3M + 0.035% (1)	(AA+, Aaa)	05/03/23	0.085	61,004,427
110,600	Federal Farm Credit Banks, SOFR + 0.380% (1)	(AA+, Aaa)	05/08/23	0.430	111,292,581
5,600	Federal Farm Credit Banks	(AA+, Aaa)	09/01/23	0.300	5,599,920
8,000	Federal Farm Credit Banks, SOFR + 0.135% (1)	(AA+, Aaa)	11/06/23	0.185	8,016,414
25,500	Federal Home Loan Banks, LIBOR 1M + 0.000% (1)	(AA+, Aaa)	10/15/21	0.093	25,503,043
42,000	Federal Home Loan Banks, SOFR + 0.150% (1)	(AA+, Aaa)	11/15/21	0.200	42,018,085
14,700	Federal Home Loan Banks	(AA+, Aaa)	03/29/22	0.060	14,701,801
5,300	Federal Home Loan Banks	(AA+, Aaa)	02/26/26	0.620	5,278,090
11,000	Federal Home Loan Bank Discount Notes (2)	(AA+, Aaa)	09/17/21	0.010	10,999,578
36,900	Federal Home Loan Mortgage Corp., SOFR + 0.145% (1)	(AA+, Aaa)	12/09/21	0.195	36,917,886
59,800	Federal Home Loan Mortgage Corp., SOFR + 0.130% (1)	(AA+, Aaa)	08/05/22	0.180	59,871,488
19,000	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	05/05/23	0.375	19,070,516
16,500	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	05/24/24	0.400	16,500,348
23,000	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	06/18/24	0.430	22,996,758
24,500	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	07/21/25	0.375	24,331,429
6,300	Federal National Mortgage Association, SOFR + 0.320% (1)	(AA+, Aaa)	10/22/21	0.370	6,304,139
34,000	Federal National Mortgage Association, SOFR + 0.360% (1)	(AA+, Aaa)	01/20/22	0.410	34,056,712
25,000	Federal National Mortgage Association, SOFR + 0.300% (1)	(AA+, Aaa)	01/27/22	0.350	25,039,702
97,500	Federal National Mortgage Association, SOFR + 0.350% (1)	(AA+, Aaa)	04/07/22	0.400	97,727,857
33,100	Federal National Mortgage Association, SOFR + 0.390% (1)	(AA+, Aaa)	04/15/22	0.440	33,189,932
24,000	Federal National Mortgage Association, SOFR + 0.180% (1)	(AA+, Aaa)	05/13/22	0.230	24,034,183
28,800	Federal National Mortgage Association	(AA+, Aaa)	05/22/23	0.250	28,867,916
27,000	Federal National Mortgage Association	(AA+, Aaa)	07/10/23	0.250	27,036,029
3,000	Federal National Mortgage Association	(AA+, Aaa)	11/27/23	0.250	3,001,402
7,000	Federal National Mortgage Association	(AA+, Aaa)	06/14/24	0.375	6,998,342
21,400	Federal National Mortgage Association	(AA+, Aaa)	04/22/25	0.625	21,503,108
23,500	Federal National Mortgage Association	(AA+, Aaa)	06/17/25	0.500	23,471,420

TOTAL UNITED STATES AGENCY OBLIGATIONS (Cost $897,604,795)					899,460,862

UNITED STATES TREASURY OBLIGATIONS (51.5%)
25,000	United States Treasury Bills (2)	(AA+, Aaa)	08/19/21	0.015	24,999,587
4,000	United States Treasury Bills (2)	(AA+, Aaa)	08/19/21	0.033	3,999,935
19,000	United States Treasury Bills (2)	(AA+, Aaa)	08/19/21	0.048	18,999,549
2,500	United States Treasury Bills (2)	(AA+, Aaa)	09/02/21	0.060	2,499,919
21,000	United States Treasury Bills (2)	(AA+, Aaa)	10/21/21	0.043	20,997,900
30,000	United States Treasury Bills (2)	(AA+, Aaa)	11/18/21	0.030	29,995,725
11,000	United States Treasury Bills (2)	(AA+, Aaa)	04/21/22	0.065	10,996,598
32,500	United States Treasury Floating Rate Notes, USBMMY3M + 0.300% (1)	(AA+, Aaa)	10/31/21	0.350	32,525,107
50,000	United States Treasury Floating Rate Notes, USBMMY3M + 0.154% (1),(3)	(AA+, Aaa)	01/31/22	0.204	50,039,733
139,900	United States Treasury Floating Rate Notes, USBMMY3M + 0.114% (1),(3),(4)	(AA+, Aaa)	04/30/22	0.164	140,018,590
177,500	United States Treasury Floating Rate Notes, USBMMY3M + 0.055% (1),(3)	(AA+, Aaa)	07/31/22	0.105	177,595,002
76,000	United States Treasury Floating Rate Notes, USBMMY3M + 0.055% (1),(3)	(AA+, Aaa)	10/31/22	0.105	76,046,176
250,000	United States Treasury Floating Rate Notes, USBMMY3M + 0.049% (1)	(AA+, Aaa)	01/31/23	0.099	250,149,932
259,800	United States Treasury Floating Rate Notes, USBMMY3M + 0.034% (1)	(AA+, Aaa)	04/30/23	0.084	259,876,093
10,500	United States Treasury Notes	(AA+, Aaa)	04/30/23	0.125	10,494,873

TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $1,108,843,129)					1,109,234,719

TOTAL INVESTMENTS AT VALUE (93.2%) (Cost $2,006,447,924)					$2,008,695,581

OTHER ASSETS IN EXCESS OF LIABILITIES (6.8%)					146,616,584

NET ASSETS (100.0%)(5)					$2,155,312,165

†                               Credit ratings given by the S&P Global Ratings Division of S&P Global Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.

(1)                           Variable rate obligation - The interest rate shown is the rate in effect as of July 31, 2021.

(2)                           Securities are zero coupon. Rate presented is yield to maturity as of July 31, 2021.

(3)                           At July 31, 2021, $23,285,058 in the value of these securities has been pledged as collateral for open swap contracts.

(4)                           At July 31, 2021, $2,001,680 in the value of this security has been pledged to cover initial margin requirements for open futures contracts.

(5)                           As of July 31, 2021, the Credit Suisse Commodity Return Strategy Fund held $430,362,439 in the wholly-owned subsidiary, Credit Suisse Cayman Commodity Return Strategy Fund, Ltd., representing 20.0% of the Fund’s consolidated net assets.

INVESTMENT ABBREVIATIONS

1M = 1 Month

FEDL01 = Federal Funds Rate

LIBOR = London Interbank Offered Rate

SOFR = Secured Overnight Financing Rate

USBMMY3M = U.S. Treasury 3 Month Bill Money Market Yield

Futures Contracts

Contract Description	Currency	Expiration Date	Number of Contracts	Notional Value	Net Unrealized Appreciation (Depreciation)
Contracts to Purchase
Energy
Light Sweet Crude Oil Futures	USD	Jun 2022	333	$22,557,420	$97,306
Contracts to Sell
Energy
Light Sweet Crude Oil Futures	USD	Dec 2021	(333)	(23,832,810)	$(120,105)

					$(22,799)

Commodity Index Swap Contracts

Currency	Notional Amount	Expiration Date	Counterparty	Receive Return of the Reference Index	Pay	Payment Frequency	Upfront Premiums Paid/ (Received)	Net Unrealized Appreciation (Depreciation)
USD	$16,270,607	08/24/21	Bank of America	BofA Merrill Lynch Commodity MLCILP2 Total Return Strategy(a)	0.21%	At Maturity	$—	$504,668
USD	244,686,211	08/24/21	Bank of America	Merrill Lynch Commodity Index Extra CS2T Total Return(b)	0.31%	At Maturity	—	7,785,511
USD	103,075,559	08/24/21	Bank of America	Bloomberg Commodity Index 2 Month Forward Total Return	0.17%	At Maturity	—	3,201,386
USD	91,045,444	08/24/21	BNP Paribas	Bloomberg Commodity Index 2 Month Forward Total Return	0.19%	At Maturity	—	2,827,199

Currency	Notional Amount	Expiration Date	Counterparty	Receive Return of the Reference Index	Pay	Payment Frequency	Upfront Premiums Paid/ (Received)	Net Unrealized Appreciation (Depreciation)
USD	$202,919,972	08/24/21	Citigroup	Bloomberg Commodity Index 2 Month Forward Total Return	0.18%	At Maturity	—	$6,301,860
USD	224,298,709	08/24/21	Goldman Sachs	Bloomberg Commodity Index 2 Month Forward Total Return	0.17%	At Maturity	—	6,966,411
USD	73,742,874	08/24/21	Goldman Sachs	Bloomberg Commodity Index Total Return	0.15%	At Maturity	—	2,339,998
USD	97,350,382	08/24/21	JPMorgan Chase	Bloomberg Commodity Index Total Return	0.15%	At Maturity	—	2,736,353
USD	103,111,507	08/24/21	Macquarie Bank Ltd.	Bloomberg Commodity Index Total Return	0.14%	At Maturity	—	3,272,202
USD	243,240,995	08/24/21	Macquarie Bank Ltd.	Macquarie Commodity Customized Product 112T Index(c)	0.31%	At Maturity	—	7,606,243
USD	96,877,941	08/24/21	Morgan Stanley	Bloomberg Commodity Index 2 Month Forward Total Return	0.19%	At Maturity	—	3,008,365
USD	260,083,391	08/24/21	RBC Capital	Bloomberg Commodity Index Total Return	0.17%	At Maturity	—	8,251,503
USD	243,424,355	08/24/21	Societe Generale	Societe Generale P04 TR Index(d)	0.31%	At Maturity	—	7,549,052
USD	90,941,335	08/24/21	UBS	Bloomberg Commodity Index Total Return	0.16%	At Maturity	—	2,885,488
								$65,236,239

(a)                                      The index seeks to provide exposure to a diversified group of commodities, inclusive of energy, grains, meats, metals, precious, softs, and textiles. The Fund has indirect exposure to all of the below underlying positions that make up the custom index. When applicable, the table is limited to the largest 50 positions (based on absolute market value) and any other position where the notional value for the position exceeds 1% of the notional value of the index.

Commodity Name	Weight	Quantity(1)	7/31/21 Value(1)
COMEX Gold DEC 21 Futures	11.68%	10.78	1,959,240
ICE Brent Crude Oil JAN 22 Futures	7.74%	17.76	1,297,764
NYMEX Nat Gas JAN 22 Futures	7.66%	30.99	1,285,674
NYMEX WTI Crude Oil JAN 22 Futures	6.98%	16.54	1,171,044
COMEX High Grade Copper DEC 21 Futures	5.46%	8.22	915,957
CBOT Corn DEC 21 Futures	5.18%	31.86	868,637
CME Live Cattle DEC 21 Futures	3.73%	11.78	625,139
CBOT Soybeans JAN 22 Futures	3.58%	8.87	600,522
NYBOT Coffee DEC 21 Futures	3.46%	8.49	580,808
COMEX Silver DEC 21 Futures	3.43%	4.50	575,965
LME Aluminium JAN 22 Futures	3.29%	8.55	551,720
NYBOT Sugar MAR 22 Futures	2.96%	24.08	497,126
CBOT Bean Oil JAN 22 Futures	2.80%	12.56	469,660
CBOT Wheat DEC 21 Futures	2.69%	12.66	451,180
NYMEX Nat Gas NOV 21 Futures	2.67%	11.27	448,700
NYMEX WTI Crude Oil NOV 21 Futures	2.60%	6.01	435,638
ICE Gas Oil JAN 22 Futures	2.23%	6.17	373,554
LME Zinc JAN 22 Futures	2.10%	4.65	352,337
NYMEX Unleaded Gasoline JAN 22 Futures	1.88%	3.61	315,601
NYMEX Heating Oil JAN 22 Futures	1.82%	3.33	305,527
CBOT Soy Meal JAN 22 Futures	1.82%	8.60	305,449
LME Nickel JAN 22 Futures	1.81%	2.58	302,817
CME Lean Hogs DEC 21 Futures	1.71%	8.80	287,263
KCBOT Kansas Wheat DEC 21 Futures	1.51%	7.40	253,077
NYBOT Cotton DEC 21 Futures	1.42%	5.34	238,569
CBOT Soybeans NOV 21 Futures	1.30%	3.22	217,565
LME Aluminium NOV 21 Futures	1.20%	3.11	201,248
CBOT Bean Oil DEC 21 Futures	1.03%	4.57	172,814
ICE Gas Oil NOV 21 Futures	0.82%	2.24	137,295
LME Zinc NOV 21 Futures	0.76%	1.69	128,059
NYMEX Unleaded Gasoline NOV 21 Futures	0.70%	1.31	117,970
NYMEX Heating Oil NOV 21 Futures	0.66%	1.21	111,517
CBOT Soy Meal DEC 21 Futures	0.66%	3.13	110,697
LME Nickel NOV 21 Futures	0.66%	0.94	110,124

(1) Amounts represent quantity and value of index components as they relate specifically to the Fund’s swap position as of July 31, 2021.

(b)                                     The index seeks to provide exposure to a diversified group of commodities, inclusive of energy, grains, meats, metals, precious, softs, and textiles. The Fund has indirect exposure to all of the below underlying positions that make up the custom index. When applicable, the table is limited to the largest 50 positions (based on absolute market value) and any other position where the notional value for the position exceeds 1% of the notional value of the index.

Commodity Name	Weight	Quantity(1)	7/31/21 Value(1)
COMEX Gold DEC 21 Futures	11.59%	160.99	29,255,177
NYMEX WTI Crude Oil JUN 22 Futures	10.03%	373.96	25,332,062
NYMEX Nat Gas DEC 21 Futures	9.97%	616.17	25,170,479
ICE Brent Crude Oil DEC 21 Futures	8.00%	273.70	20,199,415
COMEX High Grade Copper DEC 21 Futures	5.39%	122.18	13,609,300
CBOT Corn SEP 21 Futures	5.20%	480.36	13,137,859
CBOT Soybeans NOV 21 Futures	4.85%	181.47	12,242,473
LME Aluminium DEC 21 Futures	4.47%	174.79	11,293,796
CBOT Bean Oil DEC 21 Futures	3.80%	253.55	9,590,144
CME Live Cattle DEC 21 Futures	3.57%	169.94	9,017,132
COMEX Silver DEC 21 Futures	3.39%	66.91	8,564,019
NYBOT Coffee SEP 21 Futures	3.38%	126.72	8,532,070
ICE Gas Oil DEC 21 Futures	3.12%	129.49	7,876,479
NYMEX Unleaded Gasoline DEC 21 Futures	2.91%	83.10	7,338,936
LME Zinc DEC 21 Futures	2.80%	93.41	7,075,993
NYBOT Sugar OCT 21 Futures	2.80%	352.22	7,065,159
CBOT Wheat SEP 21 Futures	2.57%	184.46	6,490,533
NYMEX Heating Oil DEC 21 Futures	2.52%	69.09	6,359,446
CBOT Soy Meal DEC 21 Futures	2.51%	178.97	6,333,899
LME Nickel DEC 21 Futures	2.42%	52.15	6,117,286
CME Lean Hogs DEC 21 Futures	1.84%	141.89	4,634,067
KCBOT Kansas Wheat SEP 21 Futures	1.45%	108.58	3,654,918
NYBOT Cotton DEC 21 Futures	1.43%	80.59	3,601,906

(1) Amounts represent quantity and value of index components as they relate specifically to the Fund’s swap position as of July 31, 2021.

(c)                                      The index seeks to provide exposure to a diversified group of commodities, inclusive of energy, livestock and meat, agricultural and metals. The Fund has indirect exposure to all of the below underlying positions that make up the custom index. When applicable, the table is limited to the largest 50 positions (based on absolute market value) and any other position where the notional value for the position exceeds 1% of the notional value of the index.

Commodity Name	Weight	Quantity(1)	7/31/21 Value(1)
COMEX Gold DEC 21 Futures	11.59%	159.99	29,073,658
NYMEX WTI Crude Oil JUN 22 Futures	10.04%	371.76	25,183,082
NYMEX Nat Gas DEC 21 Futures	9.98%	613.00	25,040,868
ICE Brent Crude Oil DEC 21 Futures	7.97%	270.89	19,991,561
COMEX High Grade Copper DEC 21 Futures	5.41%	121.79	13,565,591
CBOT Corn SEP 21 Futures	5.20%	477.25	13,052,651
CBOT Soybeans NOV 21 Futures	4.85%	180.29	12,163,073
LME Aluminium DEC 21 Futures	4.47%	173.66	11,220,548
CBOT Bean Oil DEC 21 Futures	3.80%	251.90	9,527,944
CME Live Cattle OCT 21 Futures	3.56%	175.39	8,923,978
COMEX Silver DEC 21 Futures	3.39%	66.48	8,509,078
NYBOT Coffee SEP 21 Futures	3.38%	125.90	8,476,733
ICE Gas Oil SEP 21 Futures	3.12%	127.46	7,829,237
NYMEX Unleaded Gasoline NOV 21 Futures	2.91%	81.25	7,308,595
LME Zinc DEC 21 Futures	2.80%	92.81	7,030,099
NYBOT Sugar OCT 21 Futures	2.80%	349.93	7,019,336
CBOT Wheat SEP 21 Futures	2.57%	183.26	6,448,436
NYMEX Heating Oil NOV 21 Futures	2.52%	68.55	6,319,205
CBOT Soy Meal DEC 21 Futures	2.51%	177.81	6,292,820
LME Nickel DEC 21 Futures	2.42%	51.81	6,077,610
CME Lean Hogs DEC 21 Futures	1.84%	140.97	4,604,013
KCBOT Kansas Wheat SEP 21 Futures	1.45%	107.87	3,631,214
NYBOT Cotton DEC 21 Futures	1.43%	80.07	3,578,543

(1) Amounts represent quantity and value of index components as they relate specifically to the Fund’s swap position as of July 31, 2021.

(d)                                     The index seeks to provide exposure to a diversified group of commodities, inclusive of energy, livestock and meat, agricultural and metals. The Fund has indirect exposure to all of the below underlying positions that make up the custom index. When applicable, the table is limited to the largest 50 positions (based on absolute market value) and any other position where the notional value for the position exceeds 1% of the notional value of the index.

Commodity Name	Weight	Quantity(1)	7/31/21 Value(1)
COMEX Gold DEC 21 Futures	11.60%	160.22	29,115,319
NYMEX WTI Crude Oil DEC 21 Futures	10.06%	352.80	25,250,009
NYMEX Nat Gas DEC 21 Futures	9.91%	609.14	24,883,558
ICE Brent Crude Oil DEC 21 Futures	7.98%	271.33	20,024,312
COMEX High Grade Copper DEC 21 Futures	5.37%	121.05	13,483,405
CBOT Corn SEP 21 Futures	5.21%	478.04	13,074,284
CBOT Soybeans NOV 21 Futures	4.85%	180.59	12,183,255
LME Aluminium DEC 21 Futures	4.48%	173.95	11,239,517
CBOT Bean Oil DEC 21 Futures	3.80%	252.29	9,542,797
CME Live Cattle OCT 21 Futures	3.57%	176.16	8,963,000
COMEX Silver DEC 21 Futures	3.40%	66.61	8,526,271
NYBOT Coffee DEC 21 Futures	3.38%	123.89	8,476,072
ICE Gas Oil DEC 21 Futures	3.11%	128.50	7,815,957
NYMEX Unleaded Gasoline DEC 21 Futures	2.90%	82.44	7,281,340
LME Zinc DEC 21 Futures	2.81%	92.94	7,040,385
NYBOT Sugar OCT 21 Futures	2.80%	350.48	7,030,346
CBOT Wheat DEC 21 Futures	2.58%	181.50	6,470,629
NYMEX Heating Oil DEC 21 Futures	2.52%	68.74	6,327,562
CBOT Soy Meal DEC 21 Futures	2.51%	178.09	6,302,463
LME Nickel DEC 21 Futures	2.43%	51.89	6,086,608
CME Lean Hogs DEC 21 Futures	1.84%	141.17	4,610,762
KCBOT Kansas Wheat DEC 21 Futures	1.45%	106.30	3,636,905
NYBOT Cotton DEC 21 Futures	1.43%	80.19	3,584,196

(1) Amounts represent quantity and value of index components as they relate specifically to the Fund’s swap position as of July 31, 2021.

SECURITY VALUATION —  The Board of Trustees (the “Board”) is responsible for the Fund’s valuation process. The Board has delegated the supervision of the daily valuation process to Credit Suisse Asset Management, LLC, the Fund’s investment adviser (“Credit Suisse” or the “Adviser”), who has established a Pricing Committee which, pursuant to the policies adopted by the Board, is responsible for making fair valuation determinations and overseeing the Fund’s pricing policies. The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional “round lot” size, but some trades occur in smaller “odd lot” sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis.  The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Over-the-counter derivative financial instruments, such as swap agreements, generally derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The Fund may utilize a service provided by an independent third party which has been approved by the Board to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, these securities will be fair valued in good faith by the Pricing Committee, in accordance with procedures adopted by the Board.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Generally accepted accounting principles in the United States of America (“GAAP”) established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•                  Level 1—quoted prices in active markets for identical investments

•                  Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2021 in valuing the Fund’s assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities
United States Agency Obligations	$—	$899,460,862	$—	$899,460,862
United States Treasury Obligations	—	1,109,234,719	—	1,109,234,719
	$—	$2,008,695,581	$—	$2,008,695,581

Other Financial Instruments*
Futures Contracts	$97,306	$—	$—	$97,306
Swap Contracts	—	65,236,239	—	65,236,239

Liabilities	Level 1	Level 2	Level 3	Total
Other Financial Instruments*
Futures Contracts	$120,105	$	$—	$120,105

*            Other financial instruments include unrealized appreciation (depreciation) on futures and swap contracts.

During the period ended July 31, 2021, there were no transfers among Level 2 and Level 3. All transfers, if any, are assumed to occur at the end of the reporting period.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us/funds, as well as on the website of the Securities and Exchange Commission at www.sec.gov.